UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2018

CTF-QTLY-1018
1.805751.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.4%
	Principal Amount	Value
Connecticut - 92.1%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,743,977
5% 2/15/24	645,000	686,467
5% 2/15/32	1,110,000	1,178,010
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,124,630
5% 8/15/32 (FSA Insured)	3,090,000	3,465,899
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,747,310
Series 2012 B, 5% 4/15/25	7,460,000	8,009,131
Series 2012 D:
5% 9/15/31	3,250,000	3,460,535
5% 9/15/32	4,860,000	5,167,298
Series 2012 G, 5% 10/15/30	4,275,000	4,567,367
Series 2013 A:
5% 3/1/27	5,480,000	5,929,908
5% 10/15/27	1,000,000	1,090,620
Series 2014 G, 5% 11/15/28	7,000,000	7,698,460
Series 2015 B:
5% 6/15/27	4,825,000	5,359,514
5% 6/15/30	1,290,000	1,422,148
5% 6/15/32	5,500,000	6,028,440
Series 2015 F, 5% 11/15/31	4,000,000	4,413,280
Series 2016 A, 5% 3/15/31	6,950,000	7,687,882
Series 2018 A:
5% 4/15/30	2,500,000	2,827,725
5% 4/15/38	1,700,000	1,865,767
Series 2018 C, 5% 6/15/31	725,000	814,994
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,083,219
5% 7/1/32	1,000,000	1,138,180
Series 2017, 5% 7/1/30	2,400,000	2,755,512
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	2,000,000	2,225,920
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	516,659
5% 7/1/31	1,300,000	1,483,937
5% 7/1/32	1,050,000	1,195,089
5% 7/1/33	700,000	793,849
5% 7/1/34	750,000	848,093
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,119,426
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	53,114
Series 2011 M, 5.375% 7/1/41	5,485,000	5,854,689
Series 2013 N:
5% 7/1/24	400,000	448,240
5% 7/1/25	300,000	333,717
Series 2014 E:
5% 7/1/28	3,260,000	3,674,444
5% 7/1/29	3,840,000	4,314,970
Series 2015 L, 5% 7/1/29	1,500,000	1,685,745
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,564,400
Series 2016 K, 4% 7/1/46	7,000,000	6,884,150
Series 2016, 5% 12/1/41	4,000,000	4,519,160
Series A, 5% 7/1/41	3,000,000	3,163,590
Series E:
5% 7/1/28	2,250,000	2,487,398
5% 7/1/42	5,000,000	5,367,200
Series F, 5% 7/1/45	4,890,000	5,263,841
Series H1, 5% 7/1/41	1,250,000	1,328,275
Series J, 5% 11/1/25	1,465,000	1,559,815
Series K1:
5% 7/1/24	600,000	669,414
5% 7/1/25	760,000	853,115
Series L:
5% 7/1/26	1,000,000	1,133,730
5% 7/1/27	2,000,000	2,264,820
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
4% 11/15/18 (b)	250,000	250,873
5% 11/15/20 (b)	950,000	1,001,623
5% 11/15/23 (b)	1,100,000	1,203,378
Series 2017 B:
4% 11/15/18 (b)	950,000	953,506
5% 11/15/22 (b)	975,000	1,058,090
5% 11/15/24 (b)	1,065,000	1,173,779
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,120,000	2,179,742
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,103,080
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/25	4,000,000	4,401,960
5% 1/1/26	10,000,000	10,953,400
5% 1/1/28	1,000,000	1,089,360
5% 1/1/31	5,000,000	5,393,900
Series 2015 A, 5% 8/1/34	6,000,000	6,586,260
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,025
Series 2014 B:
5% 8/15/25	450,000	513,648
5% 8/15/26	700,000	795,270
5% 8/15/27	750,000	847,215
5% 8/15/28	1,000,000	1,126,690
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,019,253
Series 2014 A:
5% 11/1/28	1,000,000	1,125,370
5% 11/1/29	1,850,000	2,075,256
5% 11/1/30	2,480,000	2,773,062
5% 11/1/31	2,905,000	3,239,598
5% 11/1/42	11,115,000	12,211,272
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,161,260
5% 7/15/32	1,250,000	1,445,813
5% 7/15/33	1,000,000	1,153,900
5% 7/15/34	1,000,000	1,150,240
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,089,920
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,088,784
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,056,760
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,123,830
5% 7/1/29 (FSA Insured)	1,000,000	1,119,900
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,127,400
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,700,373
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (b)	1,000,000	1,088,420
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	660,000	694,485
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,774,693
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,803,057
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,964,098
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,054,779
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,152,494
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,857,458
5% 3/1/33 (FSA Insured)	1,900,000	2,150,952
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (Escrowed to Maturity)	2,185,000	2,356,566
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured) (Pre-Refunded to 8/15/26 @ 100)	1,250,000	1,424,138
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	861,788
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	41,214
5% 8/15/28 (FSA Insured)	1,500,000	1,709,505
5% 8/15/30 (FSA Insured)	1,000,000	1,130,610
5% 8/15/34 (FSA Insured)	1,000,000	1,116,450
5% 8/15/35 (FSA Insured)	1,000,000	1,111,290
5% 9/1/29 (FSA Insured)	2,655,000	2,966,246
5% 9/1/31 (FSA Insured)	1,430,000	1,585,327
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,213,918
Series 2013 A, 5% 8/1/43	2,000,000	2,171,700
Series 30 B:
5% 8/1/30	1,150,000	1,311,656
5% 8/1/31	2,630,000	2,990,389
Series 32 B:
5% 8/1/32	1,000,000	1,154,260
5% 8/1/33	1,150,000	1,322,995
5% 8/1/37	3,000,000	3,417,150
5% 8/1/38	1,000,000	1,136,790
Stratford Gen. Oblig. Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,117,940
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,184,080
Series 2018 A, 5% 4/15/28	4,400,000	5,038,924
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	845,048
5% 11/1/25	635,000	679,444
5% 11/1/26	635,000	680,155
Series 2017 B, 5% 11/1/32	400,000	422,224

TOTAL CONNECTICUT		317,707,106

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	901,640
TOTAL MUNICIPAL BONDS
(Cost $319,350,115)		318,608,746
TOTAL INVESTMENT IN SECURITIES - 92.4%
(Cost $319,350,115)		318,608,746
NET OTHER ASSETS (LIABILITIES) - 7.6%		26,364,294
NET ASSETS - 100%		$344,973,040

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,127,400 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2018

NJT-QTLY-1018
1.805777.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,303,840
Series 2014 B, 5% 1/1/23	700,000	782,516

TOTAL DELAWARE, NEW JERSEY		4,086,356

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,127,050
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,647,285

TOTAL GUAM		2,774,335

New Jersey - 87.9%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,106,150
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,098,230
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,155,600
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,128,773
5% 2/15/26	1,000,000	1,098,700
5% 2/15/27	1,000,000	1,092,920
5% 2/15/28	1,000,000	1,088,740
5% 2/15/29	1,000,000	1,084,580
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,434,040
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,480,991
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	577,197
5% 9/1/23 (FSA Insured)	600,000	680,790
5% 9/1/24 (FSA Insured)	1,640,000	1,891,363
5% 9/1/25 (FSA Insured)	1,375,000	1,571,666
5% 9/1/39 (FSA Insured)	4,000,000	4,428,600
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,093,906
5% 3/1/21	1,000,000	1,071,730
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,018,820
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,165,620
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,882,700
5% 11/1/29 (FSA Insured)	750,000	860,700
5% 11/1/30 (FSA Insured)	605,000	691,001
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,141,170
5% 11/1/28	1,050,000	1,232,606
5% 11/1/29	1,035,000	1,209,542
5% 11/1/30	800,000	930,712
5% 11/1/31	500,000	579,520
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,540,358
5% 8/1/28	4,000,000	4,397,960
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,595,493
5% 9/1/26	600,000	655,890
5% 9/1/27	440,000	480,986
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	2,933,730
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,621,890
5.375% 1/1/43 (a)	2,000,000	2,182,580
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,704,345
5% 6/1/31 (FSA Insured)	1,500,000	1,694,580
5% 6/1/37 (FSA Insured)	4,000,000	4,435,440
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,692,976
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,698,200
Series 2012 II, 5% 3/1/26	5,000,000	5,308,450
Series 2012, 5% 6/15/20	5,000,000	5,231,900
Series 2013 NN, 5% 3/1/27	10,700,000	11,480,886
Series 2013:
5% 3/1/23	4,920,000	5,358,421
5% 3/1/25	725,000	784,523
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,160,560
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,130,890
5.25% 6/15/27	3,000,000	3,342,900
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	40,494
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,867,441
5% 10/1/47 (a)	1,000,000	1,070,710
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,169,750
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,103,100
Series 2012 A, 5% 7/1/19	1,040,000	1,067,882
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	761,783
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/22	440,000	484,233
5% 7/1/23	485,000	542,085
5% 7/1/24	690,000	781,308
5% 7/1/25	600,000	686,646
5% 7/1/26	945,000	1,090,823
5% 7/1/27	1,055,000	1,229,898
5% 7/1/28	1,465,000	1,700,426
5% 7/1/29	665,000	768,507
Series 2015 B, 5% 7/1/31	3,000,000	3,347,940
Series 2016 A:
5% 7/1/27	2,875,000	3,234,720
5% 7/1/32	1,000,000	1,102,540
5% 7/1/33	1,000,000	1,097,520
Series 2016 B, 5% 9/1/20	4,535,000	4,775,310
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,779,422
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,128,810
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,125,120
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,819,123
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	3,889,810
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	4,500,000	5,030,055
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,210,000
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	994,148
Series 2009 A, 5.75% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	4,000,000	4,166,960
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	688,162
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,109,730
Series 2011:
5% 7/1/19	1,500,000	1,539,210
5% 7/1/23	2,500,000	2,767,775
5% 7/1/24	2,000,000	2,210,340
5% 7/1/25	2,265,000	2,499,699
Series 2012 A:
5% 7/1/22	1,400,000	1,546,160
5% 7/1/23	1,040,000	1,147,370
5% 7/1/24	2,065,000	2,271,004
5% 7/1/25	1,000,000	1,097,450
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,520,068
Series 2013 A:
5% 7/1/28	1,080,000	1,207,116
5% 7/1/32	1,600,000	1,771,392
5.25% 7/1/28	3,250,000	3,644,095
Series 2013:
5% 7/1/24	1,250,000	1,418,788
5% 7/1/26	1,335,000	1,497,296
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,753,100
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	808,193
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,840,050
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	615,073
Series 2014 A:
4% 7/1/45	1,300,000	1,305,980
5% 7/1/30	700,000	771,106
5% 7/1/31	455,000	499,695
5% 7/1/32	1,000,000	1,096,000
5% 7/1/44	3,635,000	3,955,716
5% 7/1/45	2,225,000	2,394,456
Series 2016 A:
5% 7/1/22	2,000,000	2,184,940
5% 7/1/25	1,220,000	1,415,151
5% 7/1/26	1,565,000	1,771,236
5% 7/1/27	100,000	117,349
5% 7/1/27	1,685,000	1,899,551
5% 7/1/28	2,000,000	2,337,700
5% 7/1/28	2,000,000	2,242,880
5% 7/1/29	3,660,000	4,261,082
5% 7/1/29	1,550,000	1,729,149
5% 7/1/30	1,200,000	1,391,568
5% 7/1/30	2,000,000	2,219,520
5% 7/1/31	5,100,000	5,738,112
5% 7/1/31	10,195,000	11,652,674
5% 7/1/33	1,000,000	1,119,240
5% 7/1/39	7,990,000	9,078,558
5% 7/1/43	2,500,000	2,788,950
Series 2016:
5% 7/1/26	800,000	894,808
5% 7/1/27	1,500,000	1,756,770
5% 7/1/29	1,050,000	1,217,853
5% 7/1/30	605,000	698,805
5% 7/1/31	400,000	460,104
5% 7/1/35	950,000	1,025,136
5% 7/1/41	3,000,000	3,197,550
Series 2017 A, 5% 7/1/25	110,000	127,596
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,405,850
Series 2013:
4% 12/1/20 (a)	2,500,000	2,596,600
5% 12/1/21 (a)	3,600,000	3,892,212
5% 12/1/22 (a)	2,250,000	2,468,160
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,379,350
5% 12/1/27 (a)	2,500,000	2,811,950
New Jersey Inst of Technology:
Series 2012 A:
5% 7/1/32	870,000	945,473
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	422,480
5% 7/1/42	3,470,000	3,744,755
Series A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,530,000	1,701,039
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/25	3,000,000	3,420,420
5% 6/1/26	3,000,000	3,440,490
5% 6/1/27	1,000,000	1,155,190
5% 6/1/28	2,000,000	2,300,900
Series 2018 B, 3.2% 6/1/27	5,000,000	5,030,250
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,955,413
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	8,000,000	8,894,320
Series 2014 A, 5% 1/1/32	5,000,000	5,604,100
Series 2017 B:
5% 1/1/32	5,000,000	5,812,200
5% 1/1/33	5,000,000	5,785,750
5% 1/1/34	2,500,000	2,884,100
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,067,216
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,328,424
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,316,800
0% 12/15/34	4,000,000	2,049,680
Series 2008 A:
0% 12/15/36	25,000,000	10,848,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,727,237
Series 2009 A:
0% 12/15/36	1,915,000	831,014
0% 12/15/38	13,900,000	5,418,776
Series 2010 A, 0% 12/15/30	14,750,000	8,801,325
Series 2010 A3, 0% 12/15/34	10,775,000	5,213,484
Series 2011 A, 5.25% 6/15/25	6,000,000	6,388,320
Series 2011 B:
5.25% 6/15/25	3,185,000	3,391,133
5.25% 6/15/26	2,000,000	2,121,180
Series 2016 A:
5% 6/15/20	2,365,000	2,486,537
5% 6/15/29	750,000	836,250
5% 6/15/30	5,000,000	5,553,300
Series 2018 A, 5% 6/15/31	3,000,000	3,318,990
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,481,888
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,721,040
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,163,191
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	813,351
5% 1/1/31 (a)	1,950,000	2,157,968
5% 1/1/33 (a)	750,000	825,000
5% 1/1/35 (a)	2,000,000	2,193,400
5% 1/1/36 (a)	1,000,000	1,094,230

TOTAL NEW JERSEY		449,396,681

New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,442,879
Series 2016, 5% 11/15/32 (a)	5,000,000	5,686,450
Series 2018, 5% 9/15/34 (a)	5,000,000	5,742,900
Series 209, 5% 7/15/35	8,970,000	10,516,338

TOTAL NEW YORK AND NEW JERSEY		25,388,567

Pennsylvania, New Jersey - 3.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/21	600,000	650,340
5% 7/1/24	1,200,000	1,319,712
5% 7/1/25	1,100,000	1,208,471
5% 7/1/26	500,000	548,725
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,009,840
5% 7/1/24	275,000	314,108
5% 7/1/26	650,000	753,084
5% 7/1/29	300,000	344,532
5% 7/1/30	350,000	400,544
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,301,470
Series 2010 D, 5% 1/1/40	4,000,000	4,148,240
Series 2013, 5% 1/1/31	5,000,000	5,571,600

TOTAL PENNSYLVANIA, NEW JERSEY		19,570,666

TOTAL MUNICIPAL BONDS
(Cost $484,302,166)		501,216,605
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $484,302,166)		501,216,605
NET OTHER ASSETS (LIABILITIES) - 2.0%		10,139,672
NET ASSETS - 100%		$511,356,277

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018